PENSION AND OTHER POST RETIREMENT BENEFITS (Detail Textuals) (Defined contribution retirement plan) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2013 Jinpan Electric (China) Co. Ltd	Dec. 31, 2013 Shanghai Jinpan Electric Company Limited	Dec. 31, 2013 Hainan Jinpan, Jinpan China and Shanghai Jinpan USD ($)	Dec. 31, 2013 Hainan Jinpan, Jinpan China and Shanghai Jinpan CNY	Dec. 31, 2012 Hainan Jinpan, Jinpan China and Shanghai Jinpan USD ($)	Dec. 31, 2012 Hainan Jinpan, Jinpan China and Shanghai Jinpan CNY	Dec. 31, 2011 Hainan Jinpan, Jinpan China and Shanghai Jinpan USD ($)	Dec. 31, 2011 Hainan Jinpan, Jinpan China and Shanghai Jinpan CNY
Defined Benefit Plan Disclosure [Line Items]
Required contribution, percentage	20.00%	20.00%	21.00%
Employer matching contribution in percentage	8.00%	8.00%	8.00%
Pension expense				$ 1.6	10.1	$ 2.9	18.3	$ 2.0	12.6